Offerings	Oct. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.125% Notes due 2031
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,737,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,227.16
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Table" in the registrant's Registration Statement on Form S-3ASR (Registration No. 333-299472), filed with the Securities and Exchange Commission on October 15, 2026, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Notes due 2033
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,655,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,219.99
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Notes due 2036
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,245,525,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 108,360.68
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.900% Notes due 2056
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,248,250,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 108,597.75
Offering Note	See Offering Note 1.